Funding debts - Total (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Funding debts
Short-term funding debts	$ 173,821
Funding debts
Funding debts
Short-term funding debts	173,821
Long-term funding debt	22,260
Total	$ 196,081